QUARTERLY FINANCIAL DATA (UNAUDITED) (FY) (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2020
QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
Total revenue	$ 1,594,769	$ 4,685,005	$ 3,655,339		$ 5,250,108
Total expenses	1,052,319	3,073,748	1,327,100		2,379,419
Provision for current expected credit losses	0	(66,100)	(465,397)		(465,397)
Realized gains / (losses) on loans at fair value, net	0		345,000		345,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,800	(144,402)	(460)		1,563,340
Net income / (loss)	$ 2,106,250	$ 1,400,755	$ 2,207,382		$ 4,313,632
Basic earnings per common share (in dollars per share)	$ 0.39 [1]	$ 0.20	$ 0.37	[1]	$ 0.76
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	7,144,670	5,908,822		5,694,475

[1]	The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.